Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	rsit_SupplementTextBlock
RS INVESTMENT TRUST

Amended and Restated Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2014

RS Low Duration Bond Fund and RS Floating Rate Fund

Effective March 2, 2015, if you purchase $500,000 worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 1.00% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information. Shareholders who purchased $1 million worth of shares or more prior to March 2, 2015 and sell their shares within 18 months of purchase are subject to a deferred sales load of 1.00% of the value of Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

References to each Fund’s Class A deferred sales load in the shareholder fees table of each Fund’s summary and the summary of share classes table in the section titled “Types of Shares Available” were updated accordingly.

RS Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rsit_SupplementTextBlock
RS INVESTMENT TRUST

Amended and Restated Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2014

RS Low Duration Bond Fund

Effective March 2, 2015, if you purchase $500,000 worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 1.00% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information. Shareholders who purchased $1 million worth of shares or more prior to March 2, 2015 and sell their shares within 18 months of purchase are subject to a deferred sales load of 1.00% of the value of Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

References to each Fund’s Class A deferred sales load in the shareholder fees table of each Fund’s summary and the summary of share classes table in the section titled “Types of Shares Available” were updated accordingly.

RS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rsit_SupplementTextBlock
RS INVESTMENT TRUST

Amended and Restated Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2014

RS Floating Rate Fund

Effective March 2, 2015, if you purchase $500,000 worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 1.00% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information. Shareholders who purchased $1 million worth of shares or more prior to March 2, 2015 and sell their shares within 18 months of purchase are subject to a deferred sales load of 1.00% of the value of Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

References to each Fund’s Class A deferred sales load in the shareholder fees table of each Fund’s summary and the summary of share classes table in the section titled “Types of Shares Available” were updated accordingly.